Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Paid for Interest and Income Taxes	Cash Paid for Interest and Income Taxes (all amounts in thousands):
	Year Ended December 31,
	2012	2011
Interest	$1,762	$1,857
Income taxes	554	1,682

Non-Cash Investing and Financing Activities

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Issued 712,771 shares of our common stock to effect the acquisition of CSP	$0	$2,500
Issued 133,584 shares of our common stock to effect the acquisition of CTS	0	500
Issued note payable to effect the acquisition of CTS	0	500
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	0	2,212
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	0	1,160
Fixed assets acquired through capital lease obligations	0	77
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94	7
Adjustment to goodwill acquired and contingent consideration incurred in the acquisition of CTS due to the finalization of the fair value of the contingent consideration	166	0
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination	64	0
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	183	0
Issuance of 2,450,000 shares of our common stock to repay the contingent consideration liability resulting from the acquisition of CSP	5,145	0
Issuance of a $2,100,000 note payable to repay the contingent consideration liability resulting from the acquisition of CSP	2,100	0
Issuance of 22,500 shares of our common stock to settle litigation claim	56	0
260 shares issued for cashless option exercise	0	0